Commitments - Aggregate minimum rentals receivable (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	£ 15,400	£ 16,124
Within 1 year
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	1,476	1,656
Later than 1 year but not later than 5 years
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	3,764	4,131
Later than 5 years
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	£ 10,160	£ 10,337